Investments in Associates and Joint Ventures	12 Months Ended
Mar. 31, 2024
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Investments in Associates and Joint Ventures
11	INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
The following table presents the Group’s principal associates and joint venture at March 31, 2024. Investments in associates and joint ventures of the Group are accounted for using the equity method unless they are held for sale.

Company Name	Country of Incorporation	Proportion of Ownership Interest (1)	Proportion of Voting Rights (1)	Main Business
		(%)	(%)
Principal Associates
PayPay Bank Corporation	Japan	46.5	46.5	Internet banking
The Bank of East Asia, Limited	China	21.7	21.7	Commercial banking
ACLEDA Bank Plc.	Cambodia	18.0	18.0	Commercial banking
Vietnam Prosperity Joint-Stock Commercial Bank	Vietnam	15.0	15.0	Commercial banking
Rizal Commercial Banking Corporation	Philippines	20.0	20.0	Commercial banking
Sumitomo Mitsui Auto Service Company, Limited	Japan	26.1	26.1	Leasing
SMBC Aviation Capital Limited	Ireland	32.0	32.0	Leasing
POCKET CARD CO., LTD.	Japan	20.0	20.0	Credit card
VPBank SMBC Finance Company Limited	Vietnam	49.0	49.0	Consumer lending
SAKURA KCS Corporation	Japan	29.7	29.7	System engineering and data processing
JSOL Corporation	Japan	50.0	50.0	System development and data processing
Sakura Information Systems Co., Ltd.	Japan	49.0	49.0	System engineering and data processing
China Post & Capital Fund Management Co., Ltd.	China	23.6	23.6	Investment management, and investment advisory and agency
Principal Joint Venture
Sumitomo Mitsui Finance and Leasing Company, Limited	Japan	50.0	50.0	Leasing

(1)	Percentages of proportion of ownership interest and proportion of voting rights have been truncated.
The
Group accounts for certain investees, including ACLEDA Bank Plc. and Vietnam Prosperity Joint-Stock Commercial Bank, as associates regardless of its below 20% holdings of the voting rights to these investees, since the Group has the ability to exercise significant influence over these investees through participation in the policy making process at the meeting of the board of directors, the provision of essential technical information, or other relevant agreements or relationships.
On the other hand, the Group accounts for certain investees as financial assets at fair value through other comprehensive income or financial assets at fair value through profit or loss regardless of its 20% or more holdings of the voting rights to these investees when the Group has contracts or arrangements with other investors by which the Group loses the power to exert significant influence over such investees.

The Group has interests in a number of associates and joint ventures, none of which are regarded as individually material. The following table summarizes, in aggregate, the financial information of all individually immaterial associates and joint ventures that are accounted for using the equity method:

	At and for the fiscal year ended March 31,
	2024	2023

	(In millions)
Carrying amount of investments in associates and joint ventures	¥1,552,645	¥1,141,250
Share of:
Profit from continuing operations	160,370	87,428
Other comprehensive income	13,196	30,415
Total comprehensive income	173,566	117,843
There are no significant restrictions on the ability of associates or joint ventures to transfer funds to the Group in the form of cash dividends, repayment of loans and advances.